Employee Benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits Disclosure [Abstract]
Employee Benefits
25.	Employee Benefits:

As of December 31, 2022 and 2021, this item is composed as follows:

	2022	2021
	MCh$	MCh$

Short-term employee benefits	128,580	100,517
Benefits to employees for contract termination	10,735	6,446
Share-based employee benefits	—	—
Total	139,315	106,963

(a)	Short-term employee benefits:

(i)	Compliance bonuses provision:

	2022	2021
	MCh$	MCh$
Balances as of January 1	53,069	43,941
Net provisions established	66,818	49,652
Provisions used	(46,683)	(40,524)
Total	73,204	53,069

(ii)	Vacation provision:

	2022	2021
	MCh$	MCh$
Balances as of January 1	37,010	33,993
Net provisions established	12,107	11,294
Provisions used	(7,860)	(8,277)
Total	41,257	37,010

(iii)	Other benefits provision:

	2022	2021
	MCh$	MCh$
Balances as of January 1	10,439	25,728
Net provisions established	38,916	22,838
Provisions used	(35,236)	(38,128)
Total	14,119	10,438

(b)	Benefits to employees for contract termination:

(i)	Changes of the provision for employee benefits due to the termination of the employment contract:

	2022	2021
	MCh$	MCh$
Present value of the obligations at the beginning of the period	6,446	7,581
Increase in provision	5,817	590
Benefit paid	(1,658)	(1,202)
Effect of change in actuarial factors	130	(523)
Total	10,735	6,446

(ii)	Net benefits expenses:

	2022	2021
	MCh$	MCh$
Increase (decrease) in provisions	5,554	226
Interest cost of benefits obligations	263	364
Effect of change in actuarial factors	130	(523)
Net benefit expenses	5,947	67

(iii)	Factors used in the calculation:

The main assumptions used in the determination of severance indemnity obligations for the Bank’s plan are shown below:

	December 31, 2022	December 31, 2021
	%	%
Discount rate	5.50	5.70
Salary increase rate	4.80	3.94
Payment probability	99.99	99.99

The most recent actuarial valuation of the staff severance indemnities provision was carried out during the fourth quarter of 2022.

(c)	Share-based compensation programs:

As of December 31, 2022 and 2021, the Bank and its subsidiaries do not have a stock-based compensation plan.